FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 13,728	$ 14,437
Prepayments	959	1,215
Financial assets pledged		3,832
Disclosure of financial liabilities [line items]
Financial liabilities	31,831	31,982
Provisions and decommissioning liabilities	7,073	6,913
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	444	385
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	362	159
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	31,025	31,438
FVTPL
Disclosure of financial assets [line items]
Financial assets	649	883
FVOCI
Disclosure of financial assets [line items]
Financial assets	4,873	4,612
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	8,206	8,942
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	9,376	9,583
Accounts payable and other | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	444	385
Accounts payable and other | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	362	159
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	8,570	9,039
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	22,455	22,399
Borrowings (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	22,455	22,399
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	2,138	1,986
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	2,138	1,986
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets	4,745	5,631
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	4,745	5,631
Other assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	510	577
Other assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	0	0
Other assets (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	510	577
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	6,335	6,243
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets	649	883
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets	4,873	4,612
Financial assets (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 813	$ 748